PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited)

as of November 30, 2021

Description	Shares	Value
LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS 97.9%
Australia 4.3%
AGL Energy Ltd.	23,066	$88,790
Ampol Ltd.	4,146	84,733
Aristocrat Leisure Ltd.	2,660	83,641
Aurizon Holdings Ltd.	38,172	91,701
Coles Group Ltd.	7,478	96,059
Dexus	11,619	92,517
Fortescue Metals Group Ltd.	8,998	109,106
GPT Group (The)	25,126	94,391
Mirvac Group	41,977	85,581
Newcrest Mining Ltd.	5,367	90,367
Rio Tinto Ltd.	1,442	96,111
Scentre Group	41,966	92,439
Sonic Healthcare Ltd.	3,502	106,596
Stockland	26,028	81,081
Telstra Corp. Ltd.	35,246	102,259
Treasury Wine Estates Ltd.	10,459	90,214
Vicinity Centres	75,234	90,904
Wesfarmers Ltd.	2,277	92,293
Woolworths Group Ltd.	3,314	96,433

		1,765,216

Austria 0.4%
OMV AG	1,564	83,312
voestalpine AG	2,376	80,515

		163,827

Belgium 1.1%
Etablissements Franz Colruyt NV	1,921	90,064
Proximus SADP	5,034	91,459
Sofina SA	210	97,360
Solvay SA	793	88,963
UCB SA	867	94,531

		462,377

Denmark 1.3%
AP Moller - Maersk A/S,
(Class A Stock)	34	97,316
(Class B Stock)	30	90,465
Carlsberg A/S (Class B Stock)	518	80,570
Danske Bank A/S	5,739	94,778
Demant A/S*	1,717	82,135
Novo Nordisk A/S (Class B Stock)	843	90,588

		535,852

Finland 1.3%
Elisa OYJ	1,479	88,832
Fortum OYJ	3,269	94,204
Nokia OYJ*	17,528	97,693
Nordea Bank Abp	7,635	90,717
Orion OYJ (Class B Stock)	2,087	85,894

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Shares	Value
COMMON STOCKS (Continued)
Finland (cont’d.)
Stora Enso OYJ (Class R Stock)	5,262	$89,365

		546,705

France 9.1%
Amundi SA, 144A	1,138	94,795
Arkema SA	732	95,967
AXA SA	3,236	89,363
BioMerieux	746	105,924
BNP Paribas SA	1,406	87,827
Bollore SA	16,550	88,892
Bouygues SA	2,176	73,911
Bureau Veritas SA	2,874	91,133
Capgemini SE	396	91,662
Carrefour SA	5,351	88,722
Cie de Saint-Gobain	1,399	89,136
Cie Generale des Etablissements Michelin SCA	645	95,460
Covivio	1,128	93,668
Credit Agricole SA	6,706	91,765
Danone SA	1,342	79,127
Eiffage SA	872	81,310
Electricite de France SA	6,574	92,375
Engie SA	6,450	93,704
EssilorLuxottica SA	440	88,334
Eurazeo SE	1,078	88,452
Gecina SA	698	94,517
Hermes International	59	110,605
Ipsen SA	870	84,991
Klepierre SA	3,958	83,873
La Francaise des Jeux SAEM, 144A	1,853	85,951
Legrand SA	848	93,075
L’Oreal SA	206	92,866
Orange SA	8,720	94,048
Pernod Ricard SA	407	93,470
Publicis Groupe SA	1,405	91,047
Remy Cointreau SA	467	109,632
Sanofi	952	90,541
Schneider Electric SE	587	103,998
SEB SA	615	91,299
Societe Generale SA	2,821	88,125
Suez SA	4,213	94,293
Teleperformance	224	92,140
Thales SA	966	79,405
TotalEnergies SE	1,962	90,361
Vinci SA	880	83,493
Vivendi SE	7,614	97,144

		3,746,401

Germany 5.7%
Allianz SE	379	82,715
BASF SE	1,326	87,041
Bayerische Motoren Werke AG	837	80,667

Description	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Bechtle AG	1,239	$89,620
Brenntag SE	978	83,963
Covestro AG, 144A	1,480	83,655
Daimler AG	1,005	94,601
Deutsche Post AG	1,395	82,537
Deutsche Telekom AG	4,988	88,180
E.ON SE	7,807	96,455
Evonik Industries AG	2,656	80,154
Fresenius Medical Care AG & Co. KGaA	1,433	85,776
Fresenius SE & Co. KGaA	2,138	81,215
GEA Group AG	1,924	97,601
HeidelbergCement AG	1,151	77,198
Henkel AG & Co. KGaA	1,113	82,741
KION Group AG	884	95,643
LANXESS AG	1,394	81,070
LEG Immobilien SE	636	89,079
Puma SE	760	92,009
RWE AG	2,553	98,876
SAP SE	646	82,919
Scout24 SE, 144A	1,338	88,921
Siemens AG	537	86,041
Telefonica Deutschland Holding AG	35,034	93,688
United Internet AG	2,542	95,568
Vonovia SE	1,559	86,635

		2,364,568

Hong Kong 4.2%
CK Asset Holdings Ltd.	14,217	81,313
CK Hutchison Holdings Ltd.	14,176	88,804
CK Infrastructure Holdings Ltd.	15,058	87,185
CLP Holdings Ltd.	9,691	94,946
Hang Lung Properties Ltd.	42,336	83,934
Henderson Land Development Co. Ltd.	22,820	93,352
HK Electric Investments & HK Electric Investments Ltd.	96,956	94,867
HKT Trust & HKT Ltd.	66,768	90,588
Hongkong Land Holdings Ltd.	17,139	92,551
Link REIT	10,177	88,223
New World Development Co. Ltd.	22,343	88,249
Power Assets Holdings Ltd.	16,881	101,637
Sino Land Co. Ltd.	75,990	90,822
SITC International Holdings Co. Ltd.	28,245	113,190
Sun Hung Kai Properties Ltd.	7,323	89,025
Swire Pacific Ltd. (Class A Stock)	15,496	85,747
Swire Properties Ltd.	36,335	86,294
WH Group Ltd., 144A	137,845	86,440
Xinyi Glass Holdings Ltd.	35,985	87,771

		1,724,938

Ireland 1.1%
CRH PLC	1,857	90,391
DCC PLC	1,094	80,576
Experian PLC	2,076	93,321
James Hardie Industries PLC	2,402	95,322
Smurfit Kappa Group PLC	1,806	92,209

		451,819

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Shares	Value
COMMON STOCKS (Continued)
Israel 1.4%
Bank Hapoalim BM	9,704	$94,856
Bank Leumi Le-Israel BM	9,932	96,107
Check Point Software Technologies Ltd.*	772	85,931
ICL Group Ltd.	10,802	94,656
Israel Discount Bank Ltd. (Class A Stock)*	15,716	96,581
Mizrahi Tefahot Bank Ltd.	2,641	97,615

		565,746

Italy 3.1%
Assicurazioni Generali SpA	4,351	87,488
DiaSorin SpA	426	91,190
Enel SpA	11,439	87,010
Eni SpA	6,704	88,514
Ferrari NV	374	98,276
Intesa Sanpaolo SpA	35,327	84,756
Mediobanca Banca di Credito Finanziario SpA	8,314	92,121
Moncler SpA	1,303	94,693
Poste Italiane SpA, 144A	6,607	83,472
Prysmian SpA	2,713	100,889
Recordati Industria Chimica e Farmaceutica SpA	1,473	92,614
Snam SpA	16,932	95,514
Terna - Rete Elettrica Nazionale	12,415	92,589
UniCredit SpA	7,237	87,738

		1,276,864

Japan 37.3%
Advantest Corp.	1,113	98,367
AGC, Inc.	1,897	93,142
Aisin Corp.	2,698	99,533
Ajinomoto Co., Inc.	3,207	96,663
Asahi Group Holdings Ltd.	2,112	78,363
Asahi Kasei Corp.	8,855	83,940
Astellas Pharma, Inc.	5,369	84,524
Azbil Corp.	2,381	105,743
Bridgestone Corp.	2,231	90,890
Brother Industries Ltd.	4,399	76,044
Canon, Inc.	4,010	88,689
Casio Computer Co. Ltd.	6,838	89,169
Chiba Bank Ltd. (The)	15,477	90,506
Chubu Electric Power Co., Inc.	9,232	93,598
Chugai Pharmaceutical Co. Ltd.	2,387	77,712
Concordia Financial Group Ltd.	24,054	87,887
Cosmos Pharmaceutical Corp.	668	104,069
CyberAgent, Inc.	5,584	103,396
Dai Nippon Printing Co. Ltd.	3,882	91,456
Daikin Industries Ltd.	430	88,066
Daiwa House Industry Co. Ltd.	3,257	95,547
Daiwa House REIT Investment Corp. (Class A Stock)	34	97,306
Daiwa Securities Group, Inc.	17,527	97,826
Denso Corp.	1,416	104,363
Dentsu Group, Inc.	2,808	89,679

Description	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Disco Corp.	349	$100,654
ENEOS Holdings, Inc.	22,596	84,639
Fuji Electric Co. Ltd.	1,976	103,839
FUJIFILM Holdings Corp.	1,209	95,524
Fujitsu Ltd.	585	97,271
Hakuhodo DY Holdings, Inc.	5,971	89,432
Hamamatsu Photonics KK	1,556	96,084
Hikari Tsushin, Inc.	621	90,429
Hino Motors Ltd.	9,971	83,272
Hirose Electric Co. Ltd.	620	104,490
Hitachi Construction Machinery Co. Ltd.	2,984	87,116
Hitachi Ltd.	1,620	95,851
Hitachi Metals Ltd.*	5,075	94,375
Honda Motor Co. Ltd.	3,096	84,936
Hoshizaki Corp.	1,073	81,827
Hoya Corp.	624	99,478
Idemitsu Kosan Co. Ltd.	3,932	101,957
Iida Group Holdings Co. Ltd.	3,619	75,175
Inpex Corp.	12,420	102,955
Isuzu Motors Ltd.	6,843	92,745
ITOCHU Corp.	3,241	93,472
Itochu Techno-Solutions Corp.	3,132	102,382
Japan Post Bank Co. Ltd.	11,457	94,060
Japan Post Holdings Co. Ltd.*	11,645	88,186
Japan Post Insurance Co. Ltd.	6,036	93,876
Japan Real Estate Investment Corp.	16	92,715
Japan Tobacco, Inc.	4,880	98,153
Kajima Corp.	7,177	79,431
Kansai Electric Power Co., Inc. (The)	10,232	92,965
KDDI Corp.	3,211	93,744
Kirin Holdings Co. Ltd.	5,440	87,446
Komatsu Ltd.	3,475	79,685
Kubota Corp.	4,679	98,063
Kurita Water Industries Ltd.	1,962	91,995
Kyocera Corp.	1,533	91,287
Kyowa Kirin Co. Ltd.	2,811	78,833
Lawson, Inc.	1,862	91,259
Lion Corp.	5,677	80,910
Lixil Corp.	3,628	89,516
Makita Corp.	1,973	86,995
Marubeni Corp.	10,497	94,490
Mazda Motor Corp.*	11,408	92,649
McDonald’s Holdings Co. Japan Ltd.	2,117	94,580
Medipal Holdings Corp.	4,860	87,711
MEIJI Holdings Co. Ltd.	1,545	91,031
MINEBEA MITSUMI, Inc.	3,560	94,484
MISUMI Group, Inc.	2,314	97,956
Mitsubishi Chemical Holdings Corp.	11,486	90,660
Mitsubishi Corp.	2,987	89,609
Mitsubishi Electric Corp.	7,194	90,661
Mitsubishi Estate Co. Ltd.	6,333	87,682
Mitsubishi Gas Chemical Co., Inc.	4,857	81,168
Mitsubishi Heavy Industries Ltd.	3,776	85,552
Mitsubishi UFJ Financial Group, Inc.	18,057	96,072
Mitsui & Co. Ltd.	4,362	98,674
Mitsui Chemicals, Inc.	3,235	87,146

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Mizuho Financial Group, Inc.	6,543	$81,154
MS&AD Insurance Group Holdings, Inc.	2,987	87,627
Murata Manufacturing Co. Ltd.	1,293	95,858
Nabtesco Corp.	3,021	87,796
NEC Corp.	2,005	90,818
NGK Insulators Ltd.	5,862	93,193
NH Foods Ltd.	2,787	95,419
Nihon M&A Center Holdings, Inc.	3,138	92,584
Nintendo Co. Ltd.	219	97,066
Nippon Building Fund, Inc.	15	92,892
Nippon Express Co. Ltd.	1,540	88,148
Nippon Sanso Holdings Corp.	4,164	88,522
Nippon Shinyaku Co. Ltd.	1,221	90,737
Nippon Telegraph & Telephone Corp.	3,653	100,992
Nippon Yusen KK	1,288	84,321
Nissan Chemical Corp.	1,705	98,648
Nissan Motor Co. Ltd.*	18,400	91,630
Nissin Foods Holdings Co. Ltd.	1,250	92,228
Nitto Denko Corp.	1,260	88,061
Nomura Real Estate Holdings, Inc.	3,895	84,940
Nomura Research Institute Ltd.	2,336	100,851
NSK Ltd.	14,171	96,659
NTT Data Corp.	4,703	99,606
Oji Holdings Corp.	19,311	89,691
Olympus Corp.	4,398	98,788
Omron Corp.	962	93,319
Ono Pharmaceutical Co. Ltd.	4,252	94,249
Oracle Corp. Japan	1,069	105,543
ORIX Corp.	4,739	94,122
Orix JREIT, Inc.	58	92,617
Osaka Gas Co. Ltd.	5,922	95,718
Otsuka Holdings Co. Ltd.	2,394	87,809
Panasonic Corp.	8,402	92,356
Persol Holdings Co. Ltd.	3,596	104,347
Pigeon Corp.	4,251	86,536
Resona Holdings, Inc.	23,720	87,212
Rinnai Corp.	986	93,510
Rohm Co. Ltd.	1,050	98,744
Ryohin Keikaku Co. Ltd.	5,041	81,835
Santen Pharmaceutical Co. Ltd.	6,639	88,336
SBI Holdings, Inc.	3,744	96,850
Secom Co. Ltd.	1,407	95,397
Seiko Epson Corp.	5,299	85,789
Sekisui Chemical Co. Ltd.	5,698	93,005
Sekisui House Ltd.	4,501	88,001
Seven & i Holdings Co. Ltd.	2,288	92,180
Shimadzu Corp.	2,348	99,915
Shin-Etsu Chemical Co. Ltd.	559	93,962
Shionogi & Co. Ltd.	1,445	101,285
Shizuoka Bank Ltd. (The)	11,774	83,330

Description	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
SMC Corp.	166	$106,692
SoftBank Corp.	7,494	103,591
Sohgo Security Services Co. Ltd.	2,252	96,427
Square Enix Holdings Co. Ltd.	1,705	89,447
Subaru Corp.	4,575	86,716
Sumitomo Chemical Co. Ltd.	18,492	85,724
Sumitomo Corp.	6,926	94,728
Sumitomo Metal Mining Co. Ltd.	2,492	93,322
Sumitomo Mitsui Financial Group, Inc.	2,880	94,348
Sumitomo Mitsui Trust Holdings, Inc.	2,917	91,870
Sumitomo Realty & Development Co. Ltd.	2,691	84,252
Suntory Beverage & Food Ltd.	2,566	90,917
Suzuki Motor Corp.	2,236	90,698
Takeda Pharmaceutical Co. Ltd.	3,371	90,392
Terumo Corp.	2,355	96,421
TIS, Inc.	3,561	110,577
Toho Co. Ltd.	2,046	91,408
Tohoku Electric Power Co., Inc.(a)	14,586	101,425
Tokyo Electron Ltd.	198	104,820
Tokyo Gas Co. Ltd.	5,459	93,933
Toppan, Inc.	5,583	85,102
Toray Industries, Inc.	15,077	88,140
Toshiba Corp.	2,219	88,870
Tosoh Corp.	5,409	78,047
TOTO Ltd.	2,023	90,022
Toyo Suisan Kaisha Ltd.	2,430	98,890
Toyota Industries Corp.	1,134	93,501
Toyota Motor Corp.	5,785	102,409
Toyota Tsusho Corp.	1,987	87,102
Trend Micro, Inc.	1,870	108,360
USS Co. Ltd.	5,631	82,994
Yakult Honsha Co. Ltd.	1,747	87,632
Yamaha Corp.	1,515	78,005
Yamaha Motor Co. Ltd.	3,247	82,127
Yamato Holdings Co. Ltd.	3,909	86,594
Yokogawa Electric Corp.	4,851	91,625

		15,394,949

Jordan 0.2%
Hikma Pharmaceuticals PLC	2,723	80,215

Luxembourg 0.2%
Tenaris SA	8,534	83,834

Netherlands 2.8%
ABN AMRO Bank NV, 144A	6,405	91,525
EXOR NV	995	87,679
ING Groep NV	6,203	85,881
Koninklijke Ahold Delhaize NV	2,858	96,103
Koninklijke KPN NV	29,666	87,509
Koninklijke Philips NV	2,031	71,853
NN Group NV	1,895	94,432
QIAGEN NV*	1,742	96,805
Randstad NV	1,361	86,005
Royal Dutch Shell PLC,
(Class A Stock)	4,674	98,029
(Class B Stock)	4,320	90,628

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Shares	Value
COMMON STOCKS (Continued)
Netherlands (cont’d.)
Stellantis NV	4,729	$81,198
Wolters Kluwer NV	872	98,162

		1,165,809

New Zealand 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	4,213	95,836
Spark New Zealand Ltd.	29,808	93,582

		189,418

Norway 0.7%
Equinor ASA	3,727	94,241
Orkla ASA	9,620	88,089
Yara International ASA	1,809	89,124

		271,454

Portugal 0.2%
Jeronimo Martins SGPS SA	4,203	91,591

Singapore 1.1%
DBS Group Holdings Ltd.	4,304	94,215
Mapletree Logistics Trust	61,868	84,331
Oversea-Chinese Banking Corp. Ltd.	11,527	92,753
Singapore Technologies Engineering Ltd.	32,818	91,632
Wilmar International Ltd.	26,763	80,610

		443,541

Spain 2.0%
Enagas SA	4,327	98,587
Endesa SA	4,150	93,354
Grifols SA	4,300	77,197
Iberdrola SA	8,185	91,935
Industria de Diseno Textil SA	2,497	78,895
Naturgy Energy Group SA	3,631	100,065
Red Electrica Corp. SA	5,031	106,896
Repsol SA	7,742	85,967
Telefonica SA(a)	22,122	100,266

		833,162

Sweden 5.0%
Alfa Laval AB	2,224	86,365
Atlas Copco AB (Class B Stock)	1,825	95,344
Electrolux AB (Class B Stock)	4,104	92,181
Epiroc AB,
(Class A Stock)	3,835	93,328
(Class B Stock)	4,768	96,307
Essity AB (Class B Stock)	2,855	91,330
H & M Hennes & Mauritz AB (Class B Stock)	4,985	88,470
Hexagon AB (Class B Stock)	5,870	85,945
Husqvarna AB (Class B Stock)	7,108	100,405
ICA Gruppen AB	1,812	107,327
Industrivarden AB,
(Class A Stock)	2,776	82,767
(Class C Stock)	2,828	83,722

Description	Shares	Value
COMMON STOCKS (Continued)
Sweden (cont’d.)
Sandvik AB	3,773	$93,912
Securitas AB (Class B Stock)	6,022	87,236
Skanska AB (Class B Stock)	3,474	80,343
SKF AB (Class B Stock)	3,977	91,446
Svenska Handelsbanken AB (Class A Stock)	8,757	93,092
Swedbank AB	4,339	87,757
Swedish Match AB	10,260	74,951
Telefonaktiebolaget LM Ericsson (Class B Stock)	8,800	88,981
Telia Co. AB	24,050	93,127
Volvo AB,
(Class A Stock)	3,968	86,970
(Class B Stock)	3,798	82,325

		2,063,631

Switzerland 4.8%
Adecco Group AG	1,875	87,414
Barry Callebaut AG	41	97,359
Coca-Cola HBC AG*	2,835	87,549
Geberit AG	129	98,895
Holcim Ltd.*	1,867	90,396
Kuehne + Nagel International AG	271	77,842
Nestle SA	716	92,030
Novartis AG	1,146	91,675
Roche Holding AG,
(Bearer Shares)	236	98,199
(Genusschein)	263	103,031
SGS SA	32	96,797
Sonova Holding AG	226	85,299
STMicroelectronics NV	1,957	95,713
Straumann Holding AG	44	93,794
Swatch Group AG (The),
(Bearer Shares)	343	101,400
(Ordinary Shares)	1,776	101,660
Swiss Life Holding AG	180	103,877
Swiss Prime Site AG	920	87,385
Swisscom AG	173	96,181
UBS Group AG	5,189	90,096
Vifor Pharma AG	733	82,398

		1,958,990

United Kingdom 10.1%
3i Group PLC	5,491	101,289
abrdn PLC	27,604	85,649
Anglo American PLC	2,549	93,972
Auto Trader Group PLC, 144A	11,654	113,547
Aviva PLC	16,352	83,727
BAE Systems PLC	12,556	91,543
Barclays PLC	37,999	93,099
Barratt Developments PLC	10,769	99,883
Berkeley Group Holdings PLC	1,656	94,351
BP PLC	21,021	90,986
British American Tobacco PLC	2,794	94,012
British Land Co. PLC (The)	14,263	96,515
BT Group PLC*	49,518	104,448
Bunzl PLC	2,819	107,525
Burberry Group PLC	3,650	85,315
Coca-Cola Europacific Partners PLC	1,689	83,386

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Diageo PLC	1,984	$100,254
Ferguson PLC	629	95,909
GlaxoSmithKline PLC	4,481	90,883
HSBC Holdings PLC	15,835	88,314
Imperial Brands PLC	4,216	86,461
Intertek Group PLC	1,387	98,504
JD Sports Fashion PLC	36,880	109,329
Kingfisher PLC	19,800	83,423
Lloyds Banking Group PLC	142,499	88,694
Mondi PLC	3,826	87,495
National Grid PLC	7,534	100,860
NatWest Group PLC	33,238	93,980
Next PLC	844	88,249
Persimmon PLC	2,641	96,134
RELX PLC	3,031	94,206
Rentokil Initial PLC	11,735	95,764
Rio Tinto PLC	1,577	96,729
Sage Group PLC (The)	9,866	101,270
Schroders PLC	1,835	83,854
Segro PLC	5,414	101,453
Smith & Nephew PLC	5,446	88,182
Smiths Group PLC	5,062	97,079
Spirax-Sarco Engineering PLC	438	91,048
SSE PLC	4,316	89,086
Taylor Wimpey PLC	46,037	96,677
Tesco PLC	27,413	100,897
United Utilities Group PLC	6,638	95,742
Vodafone Group PLC	65,822	95,716

		4,155,439

TOTAL COMMON STOCKS

(cost $37,981,769)		40,336,346

PREFERRED STOCKS 0.8%
Germany 0.8%
Bayerische Motoren Werke AG	996	78,392
Henkel AG & Co. KGaA	1,032	81,576
Porsche Automobil Holding SE	948	79,753
Volkswagen AG	447	81,952

TOTAL PREFERRED STOCKS

(cost $327,601)		321,673

	Units
RIGHT 0.0%
Singapore 0.0%
Mapletree Logistics Trust* (cost $–)	2,289	33

TOTAL LONG-TERM INVESTMENTS (cost $38,309,370)		40,658,052

Description			Shares	Value

SHORT-TERM INVESTMENTS 0.6%
AFFILIATED MUTUAL FUND 0.2%
PGIM Institutional Money Market Fund (cost $94,717; includes $94,712 of cash collateral for securities on loan)(b)(wa)			94,783	$94,717

	Interest Rate	Maturity Date	Principal Amount (000)#

TIME DEPOSIT 0.4%
Royal Bank of Canada (Canada) (cost $181,560)	0.005%	12/01/21	182	181,560

TOTAL SHORT-TERM INVESTMENTS (cost $276,277)				276,277

TOTAL INVESTMENTS 99.3% (cost $38,585,647)				40,934,329

Other assets in excess of liabilities 0.7%				308,857

NET ASSETS 100.0%				$ 41,243,186

The following abbreviations are used in the quarterly report:

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $90,155; cash collateral of $94,712 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund, if applicable.
*	Non-income producing security.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).